Segment Geographical Information And Major Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Geographical Information And Major Customers [Line Items]
Number of operating segments (in Segment) | Segment	1
Percentage of total trade receivables	81.00%	81.00%
Revenue recognized from sales-based software license (in Dollars)	$ 2,909	$ 2,863	$ 3,300
Sales-based Software License [Member]
Segment Geographical Information And Major Customers [Line Items]
Revenue recognized from sales-based software license (in Dollars)	$ 53	$ 48	$ 45
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Segment Geographical Information And Major Customers [Line Items]
Percentage of total revenues	26.00%	26.00%	23.00%